LOANS RECEIVABLE AND REVENUE - Delinquent Loans - Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	$ 66,474	$ 56,614
0-30 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	25,718	24,773
31-60 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	19,430	15,171
61-90 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	21,326	16,670
Consumer Portfolio Segment | Unsecured Installment
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	49,085	40,597
Consumer Portfolio Segment | Unsecured Installment | 0-30 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	17,848	16,657
Consumer Portfolio Segment | Unsecured Installment | 31-60 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	14,705	11,543
Consumer Portfolio Segment | Unsecured Installment | 61-90 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	16,532	12,397
Consumer Portfolio Segment | Secured Installment
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	17,389	16,017
Consumer Portfolio Segment | Secured Installment | 0-30 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	7,870	8,116
Consumer Portfolio Segment | Secured Installment | 31-60 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	4,725	3,628
Consumer Portfolio Segment | Secured Installment | 61-90 days past-due
Loans and Leases Receivable Disclosure [Line Items]
Delinquent loans receivable	$ 4,794	$ 4,273